Portfolio of Investments
Columbia Solutions Conservative Portfolio, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 12.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.1%
Canadian Government Bond
06/01/2028	2.000%	CAD	16,000	13,924
Chile 1.7%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	75,000,000	122,613
Bonos de la Tesoreria de la Republica en pesos(c)
09/01/2030	4.700%	CLP	40,000,000	66,993
Total				189,606
China 1.0%
China Government Bond
11/21/2029	3.130%	CNY	260,000	39,522
05/21/2030	2.680%	CNY	500,000	73,369
Total				112,891
Indonesia 0.4%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	600,000,000	46,008
Japan 3.4%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	6,100,000	59,843
Japan Government 20-Year Bond
06/20/2040	0.400%	JPY	14,000,000	135,724
Japan Government 30-Year Bond
06/20/2049	0.400%	JPY	1,800,000	16,450
12/20/2049	0.400%	JPY	1,500,000	13,646
06/20/2050	0.600%	JPY	16,000,000	153,420
Total				379,083
Mexico 1.9%
Mexican Bonos
05/31/2029	8.500%	MXN	1,852,900	113,486
Mexico Government International Bond
05/29/2031	7.750%	MXN	1,600,000	94,403
Total				207,889
New Zealand 0.9%
New Zealand Government Bond
05/15/2031	1.500%	NZD	134,000	101,235
South Africa 1.7%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	778,000	62,793
01/31/2030	8.000%	ZAR	2,013,000	130,693
Total				193,486
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Korea 0.8%
Korea Treasury Bond
12/10/2028	2.375%	KRW	47,000,000	45,789
06/10/2029	1.875%	KRW	45,560,000	42,638
Total				88,427
United Kingdom 0.3%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	22,000	33,767
Total Foreign Government Obligations (Cost $1,276,668)				1,366,316

U.S. Treasury Obligations 16.9%

U.S. Treasury
08/31/2026	1.375%		122,000	128,319
08/15/2027	2.250%		120,000	133,050
11/15/2027	2.250%		116,000	128,796
08/15/2028	2.875%		102,000	118,479
11/15/2028	3.125%		98,000	116,023
05/15/2029	2.375%		94,800	107,139
08/15/2029	1.625%		96,000	102,705
11/15/2029	1.750%		93,000	100,512
02/15/2030	1.500%		78,000	82,534
08/15/2030	0.625%		645,000	628,976
11/15/2030	0.875%		254,000	253,128
Total U.S. Treasury Obligations (Cost $1,837,438)				1,899,661

Money Market Funds 67.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.107%(d),(e)	7,524,569	7,523,816
Total Money Market Funds (Cost $7,523,780)		7,523,816
Total Investments in Securities (Cost: $10,637,886)		10,789,793
Other Assets & Liabilities, Net		422,334
Net Assets		11,212,127
Columbia Solutions Conservative Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2020 (Unaudited)
At December 31, 2020, securities and/or cash totaling $373,286 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
266,000 CNY	40,571 USD	Citi	01/22/2021	—	(141)
673,522,000 IDR	47,344 USD	Citi	01/22/2021	—	(806)
12,516,000 KRW	11,443 USD	Citi	01/22/2021	—	(69)
2,000 MXN	99 USD	Citi	01/22/2021	—	(1)
133,475,000 CLP	181,735 USD	Goldman Sachs	01/22/2021	—	(6,111)
64,749,000 IDR	4,551 USD	Goldman Sachs	01/22/2021	—	(78)
10,000 GBP	13,436 USD	HSBC	01/22/2021	—	(241)
56,155,034 JPY	541,938 USD	HSBC	01/22/2021	—	(2,027)
4,209,000 MXN	209,468 USD	HSBC	01/22/2021	—	(1,627)
68,000 NOK	7,791 USD	HSBC	01/22/2021	—	(139)
142,000 NZD	100,647 USD	HSBC	01/22/2021	—	(1,534)
195,000 SEK	23,318 USD	HSBC	01/22/2021	—	(388)
9,000 SGD	6,752 USD	HSBC	01/22/2021	—	(58)
717 USD	6,000 SEK	HSBC	01/22/2021	12	—
1,588,000 ZAR	106,150 USD	HSBC	01/22/2021	—	(1,651)
78,000 AUD	58,951 USD	Morgan Stanley	01/22/2021	—	(1,195)
3,000 CAD	2,357 USD	Morgan Stanley	01/22/2021	—	—
54,000 CHF	61,016 USD	Morgan Stanley	01/22/2021	—	(14)
105,000 DKK	17,169 USD	Morgan Stanley	01/22/2021	—	(73)
188,000 EUR	228,822 USD	Morgan Stanley	01/22/2021	—	(945)
91,000 GBP	122,302 USD	Morgan Stanley	01/22/2021	—	(2,157)
154,000 HKD	19,868 USD	Morgan Stanley	01/22/2021	2	—
1,305,000 ZAR	87,200 USD	Morgan Stanley	01/22/2021	—	(1,389)
487,000 CNY	74,283 USD	Standard Chartered	01/22/2021	—	(254)
85,836,000 KRW	78,474 USD	Standard Chartered	01/22/2021	—	(476)
Total				14	(21,374)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	3	03/2021	AUD	441,690	855	—
Canadian Government 10-Year Bond	2	03/2021	CAD	298,200	474	—
Euro-BTP	1	03/2021	EUR	152,010	963	—
Euro-OAT	1	03/2021	EUR	167,860	615	—
Long Gilt	2	03/2021	GBP	271,080	3,585	—
Mini MSCI EAFE Index	6	03/2021	USD	639,240	8,996	—
Mini MSCI Emerging Markets Index	6	03/2021	USD	386,460	11,516	—
S&P 500 Index E-mini	9	03/2021	USD	1,686,960	49,028	—
S&P/TSX 60 Index	1	03/2021	CAD	205,780	158	—
U.S. Long Bond	2	03/2021	USD	346,375	—	(4,442)
U.S. Treasury 10-Year Note	7	03/2021	USD	966,547	—	(207)
U.S. Treasury 5-Year Note	5	03/2021	USD	630,820	1,201	—
U.S. Ultra Bond 10-Year Note	4	03/2021	USD	625,438	—	(3,728)
Total					77,391	(8,377)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Short Term Euro-BTP	(1)	03/2021	EUR	(113,240)	—	(86)

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2020 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	2.935	USD	1,137,000	60,721	—	—	60,721	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.504	USD	675,000	1,069	—	—	1,069	—
Total								61,790	—	—	61,790	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2020, the total value of these securities amounted to $100,760, which represents 0.90% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.107%
	4,963,719	8,507,950	(5,949,844)	1,991	7,523,816	(278)	10,576	7,524,569
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Columbia Solutions Conservative Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2020 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2020

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3QT296_03_K01_(02/21)